Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Cash and central bank balances		€ 178,416	€ 178,896
Interbank balances (w/o central banks)		6,140	7,195
Central bank funds sold and securities purchased under resale agreements		14,725	11,478
Securities borrowed		39	0
Financial assets at fair value through profit or loss [Abstract]
Trading assets		125,275	92,867
Positive market values from derivative financial instruments		251,877	299,856
Non-trading financial assets mandatory at fair value through profit and loss		88,047	89,654
Financial assets designated at fair value through profit or loss		75	168
Total financial assets at fair value through profit or loss		465,273	482,545
Financial assets at fair value through other comprehensive income		35,546	31,675
Equity method investments		1,013	1,124
Loans at amortized cost		479,353	491,175
Property and equipment		6,185	6,103
Goodwill and other intangible assets		7,327	7,092
Other assets	[1]	114,698	118,124
Assets for current tax		1,513	1,584
Deferred tax assets		7,039	7,225
Total assets		1,317,266	1,344,217
Liabilities and equity [Abstract]
Deposits		625,486	629,183
Central bank funds purchased and securities sold under repurchase agreements		3,038	573
Securities loaned		3	13
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		44,005	50,616
Negative market values from derivative financial instruments		238,278	282,418
Financial liabilities designated at fair value through profit or loss		83,727	54,634
Investment contract liabilities		484	469
Total financial liabilities at fair value through profit or loss		366,494	388,138
Other short-term borrowings		9,620	5,122
Other liabilities	[1]	113,018	113,648
Provisions		2,448	2,449
Liabilities for current tax		631	388
Deferred tax liabilities		517	538
Long-term debt		119,390	131,525
Trust preferred securities	[2]	289	500
Total liabilities		1,240,935	1,272,076
Common shares, no par value, nominal value of EUR 2.56		5,223	5,291
Additional paid-in capital		40,187	40,513
Retained earnings		22,845	17,769
Common shares in treasury, at cost		481	331
Accumulated other comprehensive income (loss), net of tax		(1,775)	(1,470)
Total shareholders equity		65,999	61,772
Additional equity components		8,569	8,578
Noncontrolling interests		1,763	1,791
Total equity		76,330	72,141
Total liabilities and equity		€ 1,317,266	€ 1,344,217

[1]	Includes non-current assets and disposal groups held for sale
[2]	Perpetual instruments, redeemable at specific future dates at the Group’s option.